INCOME TAXES (Tables)	3 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax provision

December 31, 2020

Deferred tax assets

Net operating loss carryforward	$34,990

Unrealized loss on marketable securities	6,924

Total deferred tax assets	41,914

Valuation Allowance	(41,914)

Deferred tax assets, net allowance	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

December 31, 2020

Federal

Current	$—

Deferred	(41,914)

State and Local

Current	—

Deferred	—

Change in valuation allowance	41,914

Income tax provision	$—

Summary of significant components of the Company's deferred tax assets

December 31, 2020

Statutory federal income tax rate	21.0%

State taxes, net of federal tax benefit	0.0%

Change in fair value of Warrants (see Note 2)	(13.4)%

Transaction costs attributable to Warrants	(5.9)%

Meals and entertainment	(0.3)%

Valuation allowance	(1.7)%

Income tax provision	0.0%